WESTERN ASSET TRUST, INC.

                           LIMITED DURATION PORTFOLIO

                             REPORT TO SHAREHOLDERS

                               FOR THE YEAR ENDED

                                  JUNE 30, 1997

August 20, 1997


Dear Shareholder:

Enclosed are the financial statements for the Western Asset Trust Limited Duration Portfolio for the year ending June 30, 1997.

I am pleased to report that the fund continues to produce positive investment results returning 7.4% (net) versus its benchmark, the Merrill Lynch 1-3 year Treasury Index, which returned 6.6%. At the close of the fund's first full year of operation, total assets have risen to just over $25 million, and we expect to see further growth in the year ahead.

The mainstay of the fund's returns continues to be our reliance on a variety of strategies, with close attention paid to the interplay of risks involved in the aggregate. Factors contributing to performance in this latest period include the portfolio's long duration posture, successful anticipation of shifts in the yield curve, and an overweighting to both the corporate and mortgage sectors.

Please feel free to call if you have any questions.

Sincerely,



W. Curtis Livingston
President

Enclosure

                              WESTERN ASSET TRUST
                           LIMITED DURATION PORTFOLIO

PORTFOLIO MANAGER: Western Asset Management Investment Strategy Group

The fund's performance was on balance favorably impacted by market conditions in the 12 months ended June 30, 1997. Although interest rates were unusually volatile during the period, yields overall declined somewhat. The fund's total return exceeded that of its benchmark, the Merrill Lynch 1-3 Year Index, returning 7.4% (net) vs. 6.6%, as major strategies produced generally positive results. The fund benefited from a long duration posture which it held throughout most of the period, and yield curve strategies correctly anticipated the periods when short- and long-term interest rates moved by greater and lesser degrees relative to each other. A modest overweighting to the corporate sector was rewarded as yield spreads narrowed, and a modest overweighting to the mortgage sector benefited from tighter spreads as well.



                 [Graph Appears Here -- See Plots Points Below]



Average Annual Total Return

                    WAT Ltd         ML 1-3 yr

   1 Year             7.4%             6.6%
Since Inception       7.0%             6.3%


                     Western Asset Trust                 Merrill Lynch
                Limited Duration Portfolio (net)        1-3 Year Index

  5/1/96                   $10,000                         $10,000
 6/30/96                    10,073                          10,072
 9/30/96                    10,243                          10,238
12/31/96                    10,505                          10,433
 3/31/97                    10,572                          10,502
 6/30/97                    10,823                          10,734

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 1997
                             (Amounts in Thousands)


                                               Principal
                                                Amount              Value
                                               ----------           -----
CORPORATE BONDS AND NOTES - 11.7%
Banking and Finance - 5.6%
     Bankamerica Capital III(A)
         6.386%            1/15/27          $       500         $       491
     First National Bank Commerce
         6.50%             1/14/00                  500                 499
     Ford Motor Credit Company
         7.90%             5/17/99                  500                 513
                                                                -----------
                                                                      1,503
                                                                -----------

Food and Beverage - 2.3%
     Philip Morris Companies, Inc.
         6.95%             6/1/06                   600                 602
                                                                -----------

Industrial - 3.8%
     Long Island Lighting Company
         9.75%             5/1/21                   500                 507
     TCI Communications, Inc.
         6.82%             9/15/10                  500                 500
                                                                -----------
                                                                      1,007
                                                                -----------


Total Corporate Bonds and Notes
     (Identified Cost - $3,108)                                       3,112
---------------------------------------------------------------------------


ASSET-BACKED SECURITIES - 17.3%
     Bridgestone/Firestone Master Trust
         6.17%             7/1/03                   500                 495
     Cityscape Home Equity Loan Trust(B)
         7.40%             9/25/28                  944                 945
     FASCO Auto Trust 1996-1
         6.65%             11/15/01                 221                 221
     FASCO Auto Trust 1996-BA1(B)
         9.05%             3/17/03                  179                 182

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                               Principal
                                                                Amount              Value
                                                               ---------            -----
ASSET-BACKED SECURITIES - Continued
     Fleet Finance Home Equity Trust
         6.70%             10/15/06                         $       224         $       225
     Irwin Home Equity Corporation
         6.65%             4/15/05                                  282                 282
     Lehman FHA Title I Loan Trust
         6.84%             2/25/04                                  500                 500
     Merrill Lynch Mortgage Investors, Inc.
         9.20%             1/15/11                                  260                 265
     Onyx Acceptance Grantor Trust
         6.45%             12/15/02                                 365                 366
     Tyron Mortgage Funding, Inc.
         6.35%             5/20/01                                  245                 245
     Union Acceptance Corp.
         6.375%            10/8/03                                  300                 299
     World Financial Network Credit Card Master Trust
         6.95%             4/15/06                                  400                 403
     World Omni Automobile Lease Securitization Trust
         6.05%             11/25/01                                 151                 151
                                                                                -----------


Total Asset-backed Securities
     (Identified Cost - $4,570)                                                       4,579
-------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 16.1%
Fixed-rate Securities - 14.2%
     Criimi Mae Trust 1(B)
         6.77%             5/30/98                                  500                 499
     Green Tree Home Improvement Loan Trust
         6.45%             7/15/21                                  996                 999
     International Mortgage Acceptance Corporation
         12.25%            3/1/14                                   248                 262
     J.P. Morgan Commercial Mortgage Finance Corporation
         6.939%            12/26/28                                 480                 481

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                          Principal
                                                           Amount              Value
                                                          ---------            -----
MORTGAGE-BACKED SECURITIES - Continued
Fixed-rate Securities - Continued
     Merrill Lynch Mortgage Investors, Inc.
         6.69%             11/21/28                    $       244         $       244
     Resolution Trust Corporation
         8.40%             7/25/24                             338                 338
     Structured Asset Securities Corp.
         6.60%             10/25/24                            147                 147
         7.75%             2/25/28                             785                 795
                                                                           -----------
                                                                                 3,765
                                                                           -----------

Variable-rate Securities(C) - 1.9%
     CBA Mortgage Corporation
         7.76%             12/1/03                             500                 508
                                                                           -----------

Total Mortgage-backed Securities
     (Identified Cost - $4,282)                                                  4,273
--------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.7%
Fixed-rate Securities - 19.1%
     United States Treasury Bonds
         6.50%             11/15/26                            420                 403
                                                                           -----------

     United States Treasury Notes
         6.50%             5/31/02                           4,300               4,317
         6.25%             6/30/02                             360                 358
                                                                           -----------
                                                                                 4,675
                                                                           -----------

Indexed Securities(D) - 4.6%
     United States Treasury Inflation-Indexed Security
         3.375%            1/15/07                           1,234               1,204
                                                                           -----------

Total U.S. Government and Agency Obligations
     (Identified Cost - $6,317)                                                  6,282
--------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                  Principal
                                                   Amount              Value
                                                  ---------            -----
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     SECURITIES - 10.7%
Fixed-rate Securities - 7.1%
     Federal Home Loan Mortgage Corporation
         10.15%            4/1/06              $       141         $       142
                                                                   -----------

     Federal National Mortgage Association
         6.00%             7/1/12(E)                 1,700               1,639
                                                                   -----------

     Government National Mortgage Association
         9.25%             3/15/01                      96                 100
                                                                   -----------

Indexed Securities(A)- 3.6%
     Government National Mortgage Association
         7.125%            8/20/22                     307                 317
         7.00%             1/20/25                     624                 640
                                                                   -----------
                                                                           957
                                                                   -----------

Total U.S. Government Agency Mortgage-backed
     Securities
     (Identified Cost - $2,824)                                          2,838
------------------------------------------------------------------------------

YANKEE BONDS(F)- 4.5%
Fixed-rate Securities - 3.2%
     Hydro - Quebec
         9.75%             9/29/98                     500                 519
     YPF Sociedad Anonima
         7.50%             10/26/02                    323                 327
                                                                   -----------
                                                                           846
                                                                   -----------

Indexed Securities(A)- 1.3%
     United Mexican States(B)
         7.875%            8/6/01                      350                 351
                                                                   -----------

Total Yankee Bonds
     (Identified Cost - $1,196)                                          1,197
------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                       Shares              Value
                                                       ------              -----
COMMON STOCKS AND EQUITY INTERESTS - 2.0%
     Blackrock 2001 Term Trust, Inc.                        65         $       524
                                                                       -----------


Total Common Stocks and Equity Interests
     (Identified Cost - $519)                                                  524
----------------------------------------------------------------------------------

                                                      Principal
                                                       Amount
                                                      ---------
SHORT-TERM INVESTMENTS - 19.2%
Corporate - 5.6%
     Heller Financial Incorporated
         6.27%             5/20/98                 $       500                 501
     Texas Gas Transmission Corporation
         9.625%            7/15/97                         500                 500
     Time Warner, Inc.
         7.45%             2/1/98                          500                 503
                                                                       -----------
                                                                             1,504
                                                                       -----------


U. S. Government Agency  - 0.4%
     United States Treasury Bills
           5.16%           8/21/97                         100                  99(G)
                                                                       -----------

Repurchase Agreement - 13.2%
     J.P. Morgan Securities, Inc.
         6.05% dated 6/30/97, to be repurchased
         at $2,578 on 7/1/97 (Collateral: $2,650
         Federal National Mortgage Association
         Medium-term notes, 6.49% due 1/19/06,
         value $2,724)                                   2,578               2,578
                                                                       -----------

     State Street Bank and Trust Company, N.A.
         4.25% dated 6/30/97, to be repurchased
         at $917 on 7/1/97 (Collateral: $870 U.S.
         Treasury note 7.875 % due 11/15/07,
         value $944)                                       917                 917
                                                                       -----------

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                   Actual
                                                  Contracts            Value
                                                  ---------            -----
SHORT-TERM INVESTMENTS - Continued
Options Purchased - N.M.
     Eurodollar Future Put
         September 97, Strike Price $94                  7         $         1
     Five-year U.S. Treasury Note Future Put
         September 97, Strike Price $105.50             12                   5
                                                                   -----------
                                                                             6
                                                                   -----------

Total Short-term Investments
     (Identified Cost - $5,099)                                          5,104
------------------------------------------------------------------------------

Total Investments - 105.2%
     (Identified Cost - $27,915)                                   $    27,909
------------------------------------------------------------------------------

                                      Expiration      Actual      Appreciation/
                                         Date        Contracts   (Depreciation)
                                      ----------     ---------   --------------
OPTION WRITTEN
   U.S. Treasury Bond Future         September 97       5                1
                                                                    ------

FUTURES CONTRACT WRITTEN
   Five-year Treasury Note Future    September 97      40               17
===============================================================================

(A) Indexed Security - The rate of interest earned on these securities is tied to an index such as the Cost of Funds Index (COFI), the London Interbank Offered Rate (LIBOR), the One Year Treasury Constant Maturity Rate or the Consumer Price Index (CPI).The coupon rate shown is the rate at June 30, 1997.
(B) Rule 144a Security - A security purchased pursant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
(C) The coupon rates shown on variable rate securities is the rate at June 30, 1997. This rate varies with the weighted average coupon of the underlying loans.
(D) United States Treasury Inflation Indexed Security - U.S. Treasury Securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(E) When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been determined.
(F) Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
(G)  Collateral to cover futures sold.
N.M. Not meaningful.
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                       STATEMENT OF ASSETS AND LIABLITIES
                                  June 30, 1997



              Assets

Investments at value (Identified Cost - $27,915,125)             $27,909,155
Receivable for futures variation margin                               10,000
Interest receivable                                                  255,824
Due from Adviser                                                      26,040
Other assets                                                          60,592
                                                                 -----------
         Total assets                                             28,261,611

              Liabilities

Payable for investments purchased                                  1,672,654
Options written, at market (premiums received $3,681)                  2,266
Accrued expenses                                                      50,000
                                                                 -----------
         Total liabilities                                         1,724,920
                                                                 -----------
Net assets                                                       $26,536,691
                                                                 ===========


              Analysis of Net Assets

Common stock at par value $.001 per share, authorized
     100,000,000 shares: issued and outstanding 259,252 shares           259

Accumulated paid-in capital                                       26,074,618

Undistributed net investment income                                  364,806

Undistributed net realized gain on investments, options
  and futures                                                         84,269

Unrealized appreciation of investments, options and futures           12,739
                                                                 -----------
Net assets                                                       $26,536,691
                                                                 ===========

Net asset value, offering price, and redemption price per share      $102.36
                                                                     =======

----------
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                             STATEMENT OF OPERATIONS
                        For the Year Ended June 30, 1997



Investment Income:
     Interest                                                  $1,339,752
     Dividends                                                      1,752
                                                               ----------
                                                                                $1,341,504

Expenses:
     Advisory fee                                                  60,550
     Administrative fee                                            10,092
     Custodian fee                                                 60,700
     Legal and audit fees                                          37,165
     Registration fees                                             36,445
     Directors' fees                                               19,867
     Organizational expense                                        15,751
     Reports to shareholders                                        1,620
     Transfer agent and shareholder servicing expense                 985
     Other expenses                                                   569
                                                               ----------
                                                                  243,744
         Less fees waived                                        (161,357)
                                                               ----------
         Total expenses, net of fees waived and reimbursed                          82,387
                                                                                ----------

Net Investment Income                                                            1,259,117

Net Realized and Unrealized Gain on Investments:
     Realized gain on investments, options and futures            139,480
     Unrealized appreciation of investments, options
       and futures                                                 26,226
                                                               ----------
Net Realized and Unrealized Gain on Investments                                    165,706
                                                                                ----------
Increase in Net Assets Resulting from Operations                                $1,424,823
                                                                                ==========

----------
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS




                                                     For the      May 1, 1996(A)
                                                    Year Ended         to
                                                  June 30, 1997   June 30, 1996
                                                  -------------   -------------

Increase in Net Assets:
Net investment income                             $ 1,259,117     $   134,065
Change in realized gain on investments,
      options and futures                             139,480         (11,629)
Change in unrealized appreciation of
     investments, options and futures                  26,226         (13,487)
                                                  -----------     -----------
Increase in net assets resulting from operations    1,424,823         108,949

Distributions to shareholders from:
     Net investment income                         (1,012,185)             --
     Net realized gain on investments                 (59,773)             --

Increase in net assets from Fund share
     transactions                                  10,073,877      16,000,000
                                                  -----------     -----------
Increase in net assets                             10,426,742      16,108,949

Net Assets:

Beginning of period                                16,109,949           1,000
                                                  -----------     -----------

End of period (including undistributed
     net investment income of $380,996
     and $134,065, respectively)                  $26,536,691     $16,109,949
                                                  ===========     ===========

-------------
(A) Commencement of Operations

    See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

                                                             For the           May 1, 1996(A)
                                                           Year Ended               to
                                                          June 30, 1997        June 30, 1996
                                                          -------------        -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                           $100.76               $100.00
                                                             -------               -------

Net investment income(B)                                        5.94                  0.84
Net realized and unrealized gain (loss) on investments,
     options and futures                                        1.34                 (0.08)
                                                             -------                ------
Total from investment operations                                7.28                  0.76
                                                             -------                ------

Distributions to shareholders from:
     Net investment income                                     (5.31)                   --
     Net realized gain on investments                          (0.37)                   --
                                                             -------                ------
Total distributions                                            (5.68)                   --
                                                             -------                ------
Net asset value, end of year                                 $102.36               $100.76
                                                             =======               =======

Total return(B)                                                 7.42%                 0.76%(C)

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
     Expenses(B)                                                 .41%                  .50%(D)
     Net investment income(B)                                   6.24%                 5.58%(D)

Portfolio turnover rate                                       435.47%                1,042%(D)

Net assets, end of year(in thousands)                        $26,537               $16,110

----------
(A)  Commencement of Operations
(B) Net of investment advisory fees waived pursuant to a voluntary expense limitation of 0.50% through August 5, 1996 and 0.40% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 1.21% for the year ended June 30, 1997 and 0.80% for the period ended June 30, 1996.
(C)  Not annualized
(D)  Annualized
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS


1.  Significant Accounting Policies:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Limited Duration Portfolio ("Fund"), a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to May 1, 1996, other than those related to organizational matters.

Security Valuation

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

Options and Futures

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As the contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

Distributions to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

Deferred Organizational Expense

Deferred organizational expenses of $78,755 are being amortized on a straight-line basis through April 2001.

1.  Significant Accounting Policies - Continued

Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


2.  Financial Instruments:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

Repurchase Agreements

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

Option Transactions

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period are as follows:

                                                   Calls                              Puts
                                         --------------------------      ------------------------------
                                          Contracts       Premiums        Contracts           Premiums
-------------------------------------------------------------------      ------------------------------
Options outstanding at June 30, 1996         -         $    -                   -         $     -
Options written                                  62          17,104              1,059           17,714
Options closed                                  (62)        (17,104)            (1,054)         (14,033)
Options expired                              -              -                   -               -
Options exercised                            -              -                   -               -
-------------------------------------------------------------------      ------------------------------
Options outstanding at June 30, 1997         -         $    -                        5    $       3,681
===================================================================      ==============================

2.  Financial Instruments - Continued

Futures

The Fund has entered into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at June 30, 1997 are described at the end of the "Portfolio of Investments," page 7.


3.  Portfolio Transactions:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the year ended June 30, 1997, aggregated $37,481,628 and $28,727,110, respectively. Purchases and sales of U.S. Government securities aggregated $53,141,701 and $51,235,505, respectively for the same period.

At June 30, 1997, the cost of securities for federal income tax purposes was $27,915,125. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $55,559 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $61,529.

4.  Fund Share Transactions:

At June 30, 1997, there were 100,000,000 Fund shares authorized at $.001 par value. Transactions in Fund shares were as follows:

                                                       For the                      May 1, 1996(A)
                                                     Year Ended                          to
                                                    June 30, 1997                   June 30, 1996
                                               ----------------------      -----------------------------
                                                 Shares     Amount           Shares             Amount
---------------------------------------------------------------------      -----------------------------
Sold                                            112,955   $11,501,918       159,880          $16,000,000
Reinvestment of distributions                    10,624     1,071,959         -                 -
Repurchased                                     (24,218)   (2,500,000)        -                 -
---------------------------------------------------------------------      -----------------------------
     Net increase                                99,361   $10,073,877       159,890          $16,000,000
=====================================================================      =============================

(A) Commencement of Operations

5. Transactions with Affiliates:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.10% of average daily net assets of the Fund. The Administrator has voluntarily agreed to indefinitely limit its fee to 0.05% of average daily net assets of the Fund. At June 30, 1997, $1,006 was due to the Administrator.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.50% of average daily net assets of the Fund. The Adviser has voluntarily agreed to indefinitely limit its fee to 0.30% of average daily net assets and to further waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.40% of the Fund's average daily net assets. Pursuant to this agreement, advisory fees of $60,550 were waived and reimbursements of $100,807 were made for the year ended June 30, 1997. At June 30, 1997, $27,046 was due from the Adviser as reimbursement for expenses paid in excess of the 0.40% annual limit.